INVESTMENT PROPERTIES - Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total assets	$ 132,625	$ 131,577
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	79,623	77,699
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	5,578	5,216
Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	19,433	20,194
Office | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	944	859
Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	19,190	19,385
Retail | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	69	67
LP Investments | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	41,000	38,120
LP Investments | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 4,565	$ 4,290